Commitments and Contingencies (Details Textual) - Executive officers [Member]	12 Months Ended
Sep. 30, 2009
Commitments and Contingencies (Textual)
Employment term years	5 years
Employment notice period	30 days
Employment agreement renewed	In 2015, certain of our executive officers have renewed the employment agreement for 5 years ending in 2019.